Schedule of Investments

November 30, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Municipal Obligations–109.64%
New York–100.59%
Albany (County of), NY Airport Authority;
Series 2018 A, RB	5.00%	12/15/2043	$1,750	$1,814,069

Series 2018 A, RB	5.00%	12/15/2048	2,585	2,659,063

Series 2018 B, RB(a)	5.00%	12/15/2033	335	354,578

Series 2018 B, RB(a)	5.00%	12/15/2034	250	264,058

Albany (County of), NY Industrial Development Agency (Sage Colleges); Series 1999 A, RB (Acquired 04/23/1999; Cost $1,329,324)(b)	5.30%	04/01/2029	1,340	1,189,413

Albany (County of), NY Parking Authority; Series 2018 A, Ref. RB (INS - AGM)(c)	5.00%	07/15/2025	315	324,687

Albany Capital Resource Corp. (Brighter Choice Elementary); Series 2021, Ref. RB	4.00%	04/01/2037	2,070	1,756,548

Albany Capital Resource Corp. (College of Siant Rose (The));
Series 2021, Ref. RB	4.00%	07/01/2029	1,195	1,021,869

Series 2021, Ref. RB	4.00%	07/01/2030	1,245	1,038,574

Series 2021, Ref. RB	4.00%	07/01/2031	1,295	1,054,217

Series 2021, Ref. RB	4.00%	07/01/2041	1,000	623,877

Series 2021, Ref. RB	4.00%	07/01/2051	17,805	9,776,220

Albany Capital Resource Corp. (Empire Commons Student Housing, Inc.);
Series 2016 A, Ref. RB	5.00%	05/01/2027	300	308,549

Series 2016 A, Ref. RB	5.00%	05/01/2028	400	411,770

Series 2016 A, Ref. RB	5.00%	05/01/2029	550	565,672

Series 2016 A, Ref. RB	5.00%	05/01/2030	350	359,892

Series 2016 A, Ref. RB	5.00%	05/01/2031	350	359,729

Series 2016 A, Ref. RB	5.00%	05/01/2032	200	205,281

Allegany County Capital Resource Corp. (Houghton College);
Series 2022 A, Ref. RB	5.00%	12/01/2042	1,600	1,574,594

Series 2022 A, Ref. RB	5.00%	12/01/2052	6,185	5,811,031

Amherst Development Corp. (Daemen College);
Series 2018, Ref. RB	4.00%	10/01/2037	2,575	2,329,685

Series 2018, Ref. RB	5.00%	10/01/2043	4,060	3,982,112

Series 2018, Ref. RB	5.00%	10/01/2048	3,235	3,089,068

Amherst Development Corp. (UBF Faculty-Student Housing Corp. - Greiner & Hadley Refunding Projects at SUNY Buffalo); Series 2017 A, Ref. RB (INS - AGM)(c)	5.00%	10/01/2045	1,000	1,040,360

Brookhaven Local Development Corp. (Jefferson’s Ferry);
Series 2016, Ref. RB	5.25%	11/01/2036	1,725	1,733,214

Series 2020 B, RB	4.00%	11/01/2045	1,500	1,222,070

Series 2020 B, RB	4.00%	11/01/2055	6,400	4,823,730

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, RB(d)	0.00%	07/15/2034	3,685	2,255,255

Series 2016 A, Ref. RB	5.00%	07/15/2042	27,330	27,002,475

Broome County Local Development Corp. (Good Shepherd Village at Endwell);
Series 2021, Ref. RB	4.00%	07/01/2036	1,000	824,351

Series 2021, Ref. RB	4.00%	07/01/2041	1,550	1,167,514

Series 2021, Ref. RB	4.00%	07/01/2047	1,500	1,047,929

Broome County Local Development Corp. (United Health Services Hospital); Series 2020, Ref. RB (INS - AGM)(c)	4.00%	04/01/2050	3,500	3,212,021

Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System, Inc.); Series 2015, RB	5.25%	07/01/2035	1,500	1,286,546

Buffalo & Erie County Industrial Land Development Corp. (Charter School for Applied Technology);
Series 2017 A, Ref. RB	4.50%	06/01/2027	1,225	1,237,380

Series 2017 A, Ref. RB	5.00%	06/01/2035	840	862,383

Buffalo & Erie County Industrial Land Development Corp. (Global Concepts Charter School Program);
Series 2018, Ref. RB	5.00%	10/01/2032	140	144,385

Series 2018, Ref. RB	5.00%	10/01/2033	150	154,652

Series 2018, Ref. RB	5.00%	10/01/2037	500	507,243

Buffalo & Erie County Industrial Land Development Corp. (Orchard Park); Series 2015, Ref. RB	5.00%	11/15/2037	1,035	1,032,911

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Buffalo & Erie County Industrial Land Development Corp. (Tapestry Charter School); Series 2017 A, RB	5.00%	08/01/2037	$825	$788,738

Buffalo (City of), NY Municipal Water Finance Authority;
Series 2015 A, Ref. RB	5.00%	07/01/2029	300	306,958

Series 2015 A, Ref. RB	5.00%	07/01/2030	150	153,456

Series 2015 A, Ref. RB	5.00%	07/01/2031	210	214,806

Series 2015 A, Ref. RB	5.00%	07/01/2032	245	250,569

Build NYC Resource Corp. (Albert Einstein School of Medicine, Inc.); Series 2015, RB(e)	5.50%	09/01/2045	3,130	3,010,765

Build NYC Resource Corp. (Bronx Lighthouse Charter School);
Series 2018, RB	5.00%	06/01/2038	1,525	1,538,888

Series 2018, RB	5.00%	06/01/2048	2,415	2,371,745

Build NYC Resource Corp. (Brooklyn Navy Yard); Series 2019, Ref. RB(a)(e)	5.50%	12/31/2040	4,700	3,799,000

Build NYC Resource Corp. (Chapin School); Series 2017, Ref. RB	5.00%	11/01/2047	8,000	8,840,778

Build NYC Resource Corp. (Children’s Aid Society (The));
Series 2019, RB	4.00%	07/01/2044	555	516,946

Series 2019, RB	4.00%	07/01/2049	1,300	1,176,427

Build NYC Resource Corp. (Classical Charter Schools); Series 2023, RB	4.75%	06/15/2058	1,450	1,363,864

Build NYC Resource Corp. (East Harlem Scholars Academy Charter School) (Social Bonds);
Series 2022, RB(e)	5.75%	06/01/2052	1,250	1,258,729

Series 2022, RB(e)	5.75%	06/01/2062	3,250	3,255,204

Build NYC Resource Corp. (Grand Concourse Academy Charter School);
Series 2022 A, RB	5.00%	07/01/2052	550	540,473

Series 2022 A, RB	5.00%	07/01/2056	450	437,420

Build NYC Resource Corp. (KIPP NYC Public School) (Social Bonds);
Series 2023, RB	5.25%	07/01/2057	3,750	3,846,586

Series 2023, RB	5.25%	07/01/2062	6,500	6,644,560

Build NYC Resource Corp. (Manhattan College);
Series 2017, Ref. RB	5.00%	08/01/2032	880	914,457

Series 2017, Ref. RB	5.00%	08/01/2036	1,500	1,540,893

Series 2017, Ref. RB	5.00%	08/01/2047	4,430	4,444,036

Build NYC Resource Corp. (Methodist Hospital);
Series 2014, Ref. RB(f)(g)	5.00%	07/01/2024	500	504,799

Series 2014, Ref. RB(f)(g)	5.00%	07/01/2024	1,100	1,110,558

Build NYC Resource Corp. (Metropolitan Lighthouse Charter School); Series 2017 A, RB(e)	5.00%	06/01/2047	1,250	1,195,094

Build NYC Resource Corp. (New Dawn Charter Schools);
Series 2019, RB(e)	5.63%	02/01/2039	1,100	1,056,041

Series 2019, RB(e)	5.75%	02/01/2049	1,330	1,216,293

Build NYC Resource Corp. (NY Preparatory Charter School);
Series 2021 A, RB(e)	4.00%	06/15/2041	610	489,585

Series 2021 A, RB(e)	4.00%	06/15/2051	735	531,112

Series 2021 A, RB(e)	4.00%	06/15/2056	530	372,231

Build NYC Resource Corp. (Pratt Paper, Inc.);
Series 2014, Ref. RB(a)(e)	4.50%	01/01/2025	485	485,094

Series 2014, Ref. RB(a)(e)	5.00%	01/01/2035	4,350	4,354,333

Build NYC Resource Corp. (Richmond Prep Charter School);
Series 2021 A, RB(e)	5.00%	06/01/2051	1,500	1,343,616

Series 2021 A, RB(e)	5.00%	06/01/2056	1,250	1,101,182

Build NYC Resource Corp. (Seton Education Partners-Brilla);
Series 2021 A, RB(e)	4.00%	11/01/2041	1,775	1,430,290

Series 2021 A, RB(e)	4.00%	11/01/2051	1,000	732,805

Build NYC Resource Corp. (The Children’s Aid Society); Series 2015, RB	5.00%	07/01/2045	1,160	1,163,472

Build NYC Resource Corp. (Unity Preparatory Charter School of Brooklyn);
Series 2023, RB(e)	5.50%	06/15/2053	2,125	2,058,678

Series 2023, RB(e)	5.50%	06/15/2063	1,375	1,307,195

Build NYC Resource Corp. (Whin Music Community Charter School);
Series 2022, RB(e)	6.50%	07/01/2052	9,820	9,504,155

Series 2022, RB(e)	6.50%	07/01/2057	10,430	9,925,693

Build NYC Resource Corp. (Young Adult Institute, Inc.);
Series 2020 A, Ref. RB	5.00%	07/01/2030	1,065	1,021,729

Series 2020 A, Ref. RB	5.00%	07/01/2045	4,145	3,228,885

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Cattaraugus (County of), NY (St. Bonaventure University);
Series 2014, RB	5.00%	05/01/2034	$200	$201,250

Series 2014, RB	5.00%	05/01/2039	250	250,909

Series 2016 A, Ref. RB	5.00%	05/01/2030	510	527,164

Series 2016 A, Ref. RB	5.00%	05/01/2031	540	557,233

Chautauqua (City & County of), NY Utility District; Series 2006, GO Bonds	5.00%	06/01/2025	105	105,139

Chemung (County of), NY Industrial Development Agency (Hathorn Redevelopment Co.); Series 2001 A, IDR(a)	5.00%	07/01/2033	1,515	1,517,316

Dutchess (County of), NY Water & Wastewater Authority; Series 1998 1, RB(d)	0.00%	06/01/2027	1,000	894,763

Dutchess County Local Development Corp. (Bard College);
Series 2020 A, Ref. RB	5.00%	07/01/2040	1,000	1,023,304

Series 2020 A, Ref. RB	5.00%	07/01/2045	4,550	4,607,397

Dutchess County Local Development Corp. (Culinary Institute);
Series 2021, Ref. RB	5.00%	07/01/2034	1,135	1,202,432

Series 2021, Ref. RB	4.00%	07/01/2036	1,040	992,940

Series 2021, Ref. RB	4.00%	07/01/2038	1,170	1,069,888

Dutchess County Local Development Corp. (Health Quest Systems, Inc.);
Series 2014 A, RB(f)(g)	5.00%	07/01/2024	1,195	1,207,494

Series 2016 A, Ref. RB	5.00%	07/01/2030	1,255	1,276,736

Series 2016 B, RB	4.00%	07/01/2034	6,410	6,253,199

Series 2016 B, RB	5.00%	07/01/2046	14,275	13,982,207

Series 2019 B, Ref. RB	4.00%	07/01/2044	2,430	2,095,723

Dutchess County Local Development Corp. (Marist College);
Series 2015 A, RB	5.00%	07/01/2036	2,335	2,370,584

Series 2022, RB	4.00%	07/01/2049	9,370	8,551,222

Dutchess County Local Development Corp. (Nuvance Health); Series 2019 B, Ref. RB	4.00%	07/01/2049	3,570	2,948,549

Dutchess County Local Development Corp. (Social Bonds); Series 2023, RB (CEP - FNMA)	5.00%	10/01/2040	5,740	6,137,229

Dutchess County Local Development Corp. (Vassar College);
Series 2017, Ref. RB	5.00%	07/01/2034	840	888,178

Series 2017, Ref. RB	5.00%	07/01/2036	840	881,686

Series 2017, Ref. RB	5.00%	07/01/2037	1,205	1,258,897

East Rochester Housing Authority (Jefferson Park Association L.P.); Series 1999, RB(a)	6.75%	03/01/2030	1,040	920,822

Elmira (City of), NY Housing Authority (Eastgate Apartments L.P.); Series 2007, RB(a)	6.25%	06/01/2044	2,090	1,908,052

Erie Tobacco Asset Securitization Corp.;
Series 2005 A, RB	5.00%	06/01/2038	5,000	4,747,701

Series 2005 A, RB	5.00%	06/01/2045	1,275	1,178,571

Series 2005 D, RB(d)	0.00%	06/01/2055	194,300	13,581,026

Series 2006 A, RB(d)(e)	0.00%	06/01/2060	200,000	11,709,780

Franklin (County of), NY Solid Waste Management Authority;
Series 2015 A, RB(a)	5.00%	06/01/2025	300	304,826

Series 2019, RB(a)	4.00%	06/01/2025	910	911,574

Series 2019, RB(a)	4.00%	06/01/2026	950	955,583

Series 2019, RB(a)	4.00%	06/01/2027	985	994,268

Genesee County Funding Corp. (The) (Rochester Regional Health Obligated Group); Series 2022 A, Ref. RB	5.25%	12/01/2052	20,375	21,014,502

Glen Cove Local Economic Assistance Corp. (Tiegerman School); Series 2018 A-2, RB (Acquired 06/26/2018; Cost $5,495,000)(b)(e)	5.50%	07/01/2044	5,495	4,783,671

Hempstead Town Local Development Corp. (Adelphi University); Series 2019, Ref. RB	4.00%	02/01/2039	1,800	1,699,652

Hempstead Town Local Development Corp. (Evergreen Charter School); Series 2019, Ref. RB(e)	6.80%	12/01/2044	9,530	9,580,136

Hempstead Town Local Development Corp. (Molloy College);
Series 2014, RB	5.00%	07/01/2029	1,700	1,711,295

Series 2014, RB	5.00%	07/01/2034	1,500	1,506,445

Series 2014, RB	5.00%	07/01/2039	1,250	1,251,170

Series 2014, RB	5.00%	07/01/2044	1,000	999,984

Series 2017, Ref. RB	5.00%	07/01/2029	475	490,416

Series 2017, Ref. RB	5.00%	07/01/2030	425	437,999

Series 2017, Ref. RB	5.00%	07/01/2031	390	399,911

Series 2017, Ref. RB	5.00%	07/01/2032	700	716,291

Series 2017, Ref. RB	5.00%	07/01/2035	730	740,483

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Series 2017, Ref. RB	5.00%	07/01/2036	$570	$574,910

Series 2017, Ref. RB	5.00%	07/01/2038	650	649,713

Hudson Yards Infrastructure Corp.;
Series 2017 A, Ref. RB	5.00%	02/15/2042	62,200	64,306,683

Series 2017 A, Ref. RB	4.00%	02/15/2044	26,535	25,873,395

Series 2017 A, Ref. RB	5.00%	02/15/2045	50,630	52,157,725

Series 2017 A, Ref. RB (INS - AGM)(c)	4.00%	02/15/2047	13,445	13,043,177

Hudson Yards Infrastructure Corp. (Green Bonds); Series 2021 A, Ref. RB	4.00%	02/15/2037	3,420	3,492,158

Huntington Local Development Corp. (Fountaingate Garden); Series 2021 A, RB	5.25%	07/01/2056	1,000	762,167

Jefferson Civic Facility Development Corp. (Samaritan Medical Center);
Series 2017 A, Ref. RB	5.00%	11/01/2037	4,000	3,763,848

Series 2017 A, Ref. RB	4.00%	11/01/2047	555	384,510

Livingston (County of), NY Industrial Development Agency (Nicholas H. Noyes Memorial Hospital); Series 2005, RB	6.00%	07/01/2030	900	901,401

Lockport (City of), NY; Series 2014, GO Bonds	5.00%	10/15/2024	530	534,713

Long Island (City of), NY Power Authority;
Series 2014 A, Ref. RB	5.00%	09/01/2044	14,530	14,598,977

Series 2016 B, Ref. RB	5.00%	09/01/2036	4,405	4,549,754

Series 2016 B, Ref. RB	5.00%	09/01/2041	5,835	5,977,759

Series 2017, RB	5.00%	09/01/2029	750	811,459

Series 2017, RB	5.00%	09/01/2037	3,405	3,602,391

Series 2017, RB	5.00%	09/01/2042	11,500	11,898,580

Series 2017, RB	5.00%	09/01/2047	12,925	13,291,218

Series 2018, RB	5.00%	09/01/2036	1,500	1,610,355

Series 2018, RB	5.00%	09/01/2037	7,000	7,468,106

Series 2018, RB	5.00%	09/01/2039	4,000	4,233,624

Series 2020 A, Ref. RB	4.00%	09/01/2039	5,250	5,281,120

Series 2021 A, Ref. RB	3.00%	09/01/2040	2,000	1,658,423

Long Island (City of), NY Power Authority (Green Bonds);
Series 2023 E, RB	5.00%	09/01/2048	7,000	7,569,984

Series 2023 E, RB	5.00%	09/01/2053	13,250	14,259,484

Metropolitan Transportation Authority;
Series 2012 A-1, RB(f)(g)	5.00%	01/08/2024	225	225,317

Series 2013 A, Ref. RB(f)(g)	5.00%	01/08/2024	840	841,182

Series 2013 B, RB(f)(g)	5.00%	01/08/2024	570	570,857

Series 2013 C, RB(f)(g)	5.00%	01/08/2024	4,000	4,005,630

Series 2014 A-1, RB(f)(g)	5.00%	01/08/2024	310	310,496

Series 2014 A-1, RB	5.00%	11/15/2044	75	75,002

Series 2014 B, RB	5.25%	11/15/2039	5,135	5,147,915

Series 2015 A-2, RB(g)	5.00%	05/15/2030	18,000	19,125,563

Series 2015 B, RB	5.25%	11/15/2055	4,730	4,754,388

Series 2016 C-1, RB	5.00%	11/15/2056	20,440	20,511,560

Series 2016 C-1, RB	5.25%	11/15/2056	20,830	21,061,357

Series 2017 D, Ref. RB	5.00%	11/15/2033	2,295	2,451,473

Series 2017 D, Ref. RB	5.00%	11/15/2035	5,695	6,047,424

Subseries 2015 C-1, Ref. RB	5.25%	11/15/2030	6,540	6,720,617

Metropolitan Transportation Authority (Bidding Group 2);
Series 2022 A, RB	4.00%	11/15/2050	23,835	22,484,020

Series 2022 A, RB	4.00%	11/15/2051	7,365	6,922,210

Metropolitan Transportation Authority (Green Bonds);
Series 2016 A-1, RB	5.25%	11/15/2056	23,860	24,080,135

Series 2017 A, RB	5.00%	11/15/2047	7,000	7,187,067

Series 2017 B-1, RB	5.25%	11/15/2057	15,505	16,097,305

Series 2017 C-1, Ref. RB (INS - BAM)(c)	5.00%	11/15/2031	18,000	19,258,492

Series 2017 C-1, Ref. RB (INS - BAM)(c)	5.00%	11/15/2034	24,700	26,253,348

Series 2017 C-2, Ref. RB(d)	0.00%	11/15/2040	3,750	1,617,225

Series 2019 B, RB (INS - BAM)(c)	5.00%	11/15/2052	7,900	8,094,698

Series 2019 C, RB (INS - AGM)(c)	4.00%	11/15/2045	560	533,035

Series 2020 C-1, RB	5.25%	11/15/2055	15,000	15,511,524

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Subseries 2016 B-1, RB	5.00%	11/15/2056	$10,345	$10,526,297

Monroe County Industrial Development Corp. (Highland Hospital of Rochester); Series 2015, Ref. RB	5.00%	07/01/2034	375	382,223

Monroe County Industrial Development Corp. (Monroe Community College); Series 2014, Ref. RB (INS - AGM)(c)	5.00%	01/15/2038	890	891,679

Monroe County Industrial Development Corp. (Rochester General Hospital (The));
Series 2013 A, Ref. RB	5.00%	12/01/2037	50	50,074

Series 2013 A, Ref. RB	5.00%	12/01/2042	2,010	2,010,022

Monroe County Industrial Development Corp. (Rochester Regional Health); Series 2020, Ref. RB	4.00%	12/01/2046	5,700	4,839,989

Monroe County Industrial Development Corp. (Rochester Schools Modernization);
Series 2005 A, RB(a)	6.50%	12/01/2042	2,035	1,620,903

Series 2015, RB	5.00%	05/01/2030	1,000	1,024,625

Series 2015, RB	5.00%	05/01/2031	1,500	1,536,520

Monroe County Industrial Development Corp. (Social Bonds);
Series 2022, RB(e)	5.88%	07/01/2052	1,000	961,693

Series 2022, RB(e)	6.00%	07/01/2057	1,000	970,042

Monroe County Industrial Development Corp. (St. Ann’s Community);
Series 2019, Ref. RB	5.00%	01/01/2040	6,325	5,415,269

Series 2019, Ref. RB	5.00%	01/01/2050	14,625	11,489,192

Monroe County Industrial Development Corp. (St. John Fisher College);
Series 2011, RB	5.63%	06/01/2026	535	535,804

Series 2011, RB	6.00%	06/01/2034	1,495	1,497,861

Series 2014 A, RB	5.00%	06/01/2029	500	503,665

Series 2014 A, RB	5.50%	06/01/2034	960	969,197

Series 2014 A, RB	5.00%	06/01/2044	1,515	1,520,637

Monroe County Industrial Development Corp. (University of Rochester);
Series 2015 A, Ref. RB	5.00%	07/01/2028	180	184,563

Series 2015 A, Ref. RB	5.00%	07/01/2032	1,500	1,529,460

Series 2015 A, Ref. RB	5.00%	07/01/2033	1,785	1,817,591

Monroe Tobacco Asset Securitization Corp.; Series 2006 A, RB(d)(e)	0.00%	06/01/2061	400,000	18,557,960

MTA Hudson Rail Yards Trust Obligations;
Series 2016 A, RB	5.00%	11/15/2051	21,780	21,645,095

Series 2016 A, RB	5.00%	11/15/2056	78,745	77,885,947

Nassau (County of), NY;
Series 2018 A, GO Bonds (INS - AGM)(c)	5.00%	04/01/2040	3,335	3,505,986

Series 2018 B, GO Bonds (INS - AGM)(c)	5.00%	07/01/2049	14,435	14,993,733

Series 2019 A, GO Bonds (INS - AGM)(c)	5.00%	04/01/2043	8,510	9,037,699

Series 2019 A, GO Bonds (INS - AGM)(c)	5.00%	04/01/2049	11,600	12,194,186

Series 2019 B, GO Bonds (INS - AGM)(c)	5.00%	04/01/2049	5,000	5,252,877

Nassau (County of), NY Industrial Development Agency (Amsterdam at Harborside);
Series 2021, RB(h)	5.00%	01/01/2058	546	130,797

Series 2021, Ref. RB (Acquired 09/07/2021; Cost $270,000)(b)(e)(h)	9.00%	01/01/2041	270	256,500

Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group); Series 2014, RB	5.00%	07/01/2033	300	301,262

Nassau County Local Economic Assistance Corp. (Hispanic Counseling Center, Inc.); Series 2018 A-2, Ref. RB	5.20%	12/01/2037	1,585	1,173,069

Nassau County Tobacco Settlement Corp.;
Series 2006 A-2, RB	5.25%	06/01/2026	826	816,431

Series 2006 A-3, RB	5.00%	06/01/2035	750	690,119

Series 2006 A-3, RB	5.13%	06/01/2046	615	558,188

Series 2006 C, RB(d)	0.00%	06/01/2046	105,975	19,925,801

Series 2006 D, RB(d)	0.00%	06/01/2060	623,215	34,663,851

Series 2006 E, RB(d)	0.00%	06/01/2060	40,000	2,042,604

New Rochelle (City of), NY (70 Nardozzi/City DPW); Series 2018 A-2, RB	5.13%	08/01/2050	17,100	11,411,458

New Rochelle (City of), NY (Iona College); Series 2015 A, Ref. RB	5.00%	07/01/2040	1,250	1,251,922

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York & New Jersey (States of) Port Authority;
One Hundred Ninty Eighth Series 2016, Ref. RB	5.25%	11/15/2056	$6,825	$7,019,307

One Hundred Seventy First Series 2012, RB	4.00%	01/15/2042	720	717,968

Series 2014-186, Ref. RB(a)	5.00%	10/15/2044	10,000	10,020,051

Series 2016 197, Ref. RB(a)	5.00%	11/15/2035	7,000	7,162,959

Series 2019 220, RB(a)	4.00%	11/01/2059	20,660	18,337,775

Series 2019, RB	4.00%	11/01/2041	600	602,314

Series 2019, RB(a)	4.00%	11/01/2047	9,120	8,548,821

Series 2020 221, RB(a)	4.00%	07/15/2045	5,000	4,770,099

Series 2020 221, RB(a)	4.00%	07/15/2060	33,975	30,077,588

Series 2021, Ref. RB(a)	4.00%	07/15/2046	9,625	9,067,637

Series 2021, Ref. RB(a)	4.00%	07/15/2051	8,395	7,761,213

Series 2021, Ref. RB(a)	5.00%	07/15/2056	2,000	2,045,864

Two Hundred Eleventh Series 2018, Ref. RB	4.00%	09/01/2038	1,700	1,714,798

Two Hundred Forteenth Series 2019, RB(a)	4.00%	09/01/2043	7,990	7,699,249

Two Hundred Forty Second Series 2023, Ref. RB(a)	5.00%	12/01/2048	5,000	5,183,405

Two Hundred Forty Second Series 2023, Ref. RB(a)	5.00%	12/01/2053	13,000	13,404,061

Two Hundred Thirty Eighth Series 2023, Ref. RB(a)	5.00%	07/15/2038	5,800	6,223,497

Two Hundred Thirty First Series 2022, Ref. RB(a)	5.00%	08/01/2037	17,190	18,416,694

Two Hundred Twenty First Series 2020, RB(a)	4.00%	07/15/2040	2,180	2,136,674

Two Hundred Twenty First Series 2020, RB(a)	4.00%	07/15/2050	16,230	15,031,791

Two Hundredth Series 2017, Ref. RB	5.00%	10/15/2047	3,000	3,096,994

Two Hundredth Series 2017, Ref. RB	5.25%	10/15/2057	3,120	3,222,771

New York (City of), NY;
Series 1990 I, GO Bonds	7.75%	08/15/2028	5	5,048

Series 1997 C, GO Bonds (INS - NATL)(c)	5.50%	11/15/2037	10	10,018

Series 2002 D, GO Bonds	5.25%	06/01/2027	230	230,382

Series 2002 D, GO Bonds	5.38%	06/01/2032	380	380,602

Series 2003 F, GO Bonds	5.32%	01/15/2028	5	5,008

Series 2019 B-1, GO Bonds	5.00%	10/01/2042	595	630,630

Series 2020 D-1, GO Bonds	4.00%	03/01/2042	3,650	3,655,459

Series 2020 D-1, GO Bonds	4.00%	03/01/2050	33,000	32,016,356

Series 2020 D-1, GO Bonds (INS - BAM)(c)(i)(j)	4.00%	03/01/2050	28,830	28,150,298

Series 2021 A-1, GO Bonds	4.00%	08/01/2050	10,000	9,699,405

Series 2021 F-1, GO Bonds	3.00%	03/01/2041	5,000	4,117,559

Series 2021 F-1, GO Bonds	4.00%	03/01/2047	18,000	17,592,718

Series 2024 A, GO Bonds	4.13%	08/01/2053	6,500	6,365,304

Subseries 2019 A-1, GO Bonds	4.00%	08/01/2040	2,000	2,006,472

Subseries 2019 A-1, GO Bonds	5.00%	08/01/2045	880	927,149

Subseries 2021 F-1, GO Bonds(j)	5.00%	03/01/2050	10,000	10,604,695

Subseries 2022 B-1, GO Bonds	5.25%	10/01/2047	11,000	12,079,926

Subseries 2022 D-1, GO Bonds	5.25%	05/01/2040	2,500	2,813,346

Subseries 2022 D-1, GO Bonds	5.25%	05/01/2041	3,900	4,368,869

Subseries 2022 D-1, GO Bonds	5.25%	05/01/2043	4,705	5,218,714

Subseries 2022 D-1, GO Bonds	5.50%	05/01/2044	2,250	2,534,088

Subseries 2022 D-1, GO Bonds	5.50%	05/01/2045	2,960	3,322,900

Subseries 2022 D-1, GO Bonds	5.50%	05/01/2046	5,250	5,873,218

New York (City of), NY Industrial Development Agency (1996 Comprehensive Care Management Corp.);
Series 1998 C, RB	6.38%	11/01/2028	595	519,403

Series 1998, RB	6.38%	11/01/2028	1,490	1,299,039

New York (City of), NY Industrial Development Agency (Comprehensive Care Management);
Series 2005 C-2, RB	6.00%	05/01/2026	335	308,913

Series 2005 E-2, RB	6.13%	11/01/2035	2,330	1,705,252

New York (City of), NY Industrial Development Agency (Cool Wind Ventilation Corp.); Series 2007 A-2, IDR(a)	6.08%	11/01/2027	2,665	2,530,686

New York (City of), NY Industrial Development Agency (MediSys Health Network, Inc.); Series 1999, RB	6.25%	03/15/2024	3,580	3,541,085

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (City of), NY Industrial Development Agency (The Child School); Series 2003, RB	7.55%	06/01/2033	$6,125	$6,175,968

New York (City of), NY Municipal Water Finance Authority;
Subseries 2023 AA-1, RB	5.25%	06/15/2052	14,980	16,440,068

Series 2017 BB-1, RB	5.00%	06/15/2046	12,830	13,340,717

Series 2017 CC-1, RB	5.00%	06/15/2048	1,000	1,037,638

Series 2019 CC-1, RB	4.00%	06/15/2040	2,305	2,319,391

Series 2019 DD-1, RB	5.25%	06/15/2049	5,000	5,270,652

Series 2020 BB-1, RB	4.00%	06/15/2050	9,750	9,529,198

Series 2020 DD-1, RB	4.00%	06/15/2050	10,000	9,773,536

Series 2020, Ref. RB	5.00%	06/15/2050	3,100	3,290,662

Series 2021 AA-1, RB	4.00%	06/15/2051	10,000	9,746,665

Series 2021 CC-1, RB	4.00%	06/15/2051	12,500	12,183,331

Series 2021 CC-1, RB(j)	5.00%	06/15/2051	13,350	14,209,277

Series 2022 CC-1, RB	5.00%	06/15/2052	5,400	5,761,697

Series 2022 EE, Ref. RB	4.00%	06/15/2045	25,000	24,763,275

Series 2023 D, Ref. RB	4.13%	06/15/2046	10,000	10,011,313

Series 2023 D, Ref. RB	4.13%	06/15/2047	9,780	9,765,104

Series 2024 AA-1, RB(j)	5.25%	06/15/2053	35,000	38,681,948

New York (City of), NY Transitional Finance Authority;
Series 2016 S-1, RB	5.00%	07/15/2029	650	674,272

Series 2017 E-1, RB	5.00%	02/01/2043	12,085	12,492,518

Series 2018 S-1, RB	5.00%	07/15/2045	27,000	28,133,625

Series 2018 S-3, RB	5.00%	07/15/2043	885	925,135

Series 2018 S-3, RB	5.25%	07/15/2045	11,475	12,086,448

Series 2019 A-3, RB	4.00%	05/01/2043	11,000	10,874,099

Series 2019 B-1, RB	4.00%	11/01/2042	7,325	7,251,781

Series 2019 B-1, RB	4.00%	11/01/2045	8,795	8,655,276

Series 2019 B-1, RB	4.00%	11/01/2047	5,875	5,733,193

Series 2020 C-1, RB	4.00%	05/01/2040	1,415	1,414,115

Series 2020, RB	4.00%	05/01/2045	2,000	1,967,185

Series 2020, RB	4.00%	05/01/2046	23,000	22,529,707

Series 2021 B-1, RB	4.00%	08/01/2048	3,925	3,816,544

Series 2021 E-1, RB	4.00%	02/01/2046	12,855	12,594,204

Series 2022 F-1, RB	5.00%	02/01/2044	2,500	2,714,879

Series 2022 F-1, RB	5.00%	02/01/2051	8,950	9,572,863

Series 2023 F-1, RB	4.00%	02/01/2051	10,215	9,868,980

Series 2024 A-1, RB(j)	5.00%	05/01/2053	99,465	107,048,898

Series 2024 B, RB	5.00%	05/01/2046	10,000	10,918,456

Series 2024 C, RB(i)(j)	5.50%	05/01/2053	24,000	26,965,673

Subseries 2014 B-1, RB	5.00%	11/01/2040	9,000	9,018,376

New York (City of), NY Trust for Cultural Resources (American Museum of Natural History); Series 2014 A, Ref. RB	5.00%	07/01/2041	1,000	1,005,673

New York (City of), NY Trust for Cultural Resources (Carnegie Hall); Series 2019, Ref. RB	5.00%	12/01/2034	300	332,180

New York (City of), NY Trust for Cultural Resources (Juilliard School (The)); Series 2018 A, Ref. RB	4.00%	01/01/2039	6,370	6,305,090

New York (State of) Bridge Authority;
Series 2021 A, RB	4.00%	01/01/2038	200	201,090

Series 2021 A, RB	4.00%	01/01/2039	275	275,144

Series 2021 A, RB	4.00%	01/01/2040	350	345,884

Series 2021 A, RB	4.00%	01/01/2041	220	216,501

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Dormitory Authority;
Series 2009 C, RB (INS - AGC)(c)	5.00%	10/01/2024	$115	$115,190

Series 2015 A-1, Ref. RB(e)	4.80%	12/01/2023	410	410,000

Series 2015 B, RB(f)(g)	5.00%	02/15/2025	5	5,121

Series 2016 A, RB	5.00%	02/15/2041	5,000	5,148,701

Series 2016 A, Ref. RB	5.00%	10/01/2033	600	625,856

Series 2016 A, Ref. RB	5.00%	07/01/2036	275	284,312

Series 2017, Ref. RB(e)	5.00%	12/01/2031	1,000	981,817

Series 2018 A, RB	5.00%	07/01/2048	5,890	6,111,589

Series 2019 A, RB	4.00%	07/01/2045	25,280	24,679,115

Series 2019 C, RB(j)	4.00%	07/01/2049	22,500	21,958,522

Series 2020 A, RB(j)	4.00%	03/15/2046	30,485	29,681,739

Series 2020 D, Ref. RB	4.00%	02/15/2047	5,000	4,857,793

Series 2021 A, Ref. RB	4.00%	03/15/2043	5,000	4,937,182

Series 2021 A, Ref. RB	4.00%	03/15/2047	26,305	25,581,954

Series 2021 E, Ref. RB	4.00%	03/15/2047	11,000	10,697,643

Series 2022 A, RB(i)(j)	4.00%	03/15/2049	46,305	44,754,028

Series 2022 A, RB (INS - BAM)(c)	4.25%	10/01/2051	5,500	5,377,423

Series 2023 A-1, Ref. RB	5.00%	03/15/2053	10,925	11,721,112

New York (State of) Dormitory Authority (Alliance Long Island AGYS, Inc.);
Series 2015 A-2, Ref. RB(e)	5.35%	12/01/2035	10,325	7,874,728

Series 2015 B-1, Ref. RB(e)	6.18%	12/01/2031	3,695	3,239,623

New York (State of) Dormitory Authority (Barnard College);
Series 2020 A, Ref. RB	4.00%	07/01/2038	680	667,397

Series 2020 A, Ref. RB	4.00%	07/01/2040	675	648,333

Series 2020 A, Ref. RB	4.00%	07/01/2045	1,275	1,178,196

Series 2020 A, Ref. RB	4.00%	07/01/2049	1,350	1,211,227

New York (State of) Dormitory Authority (Bidding Group 3); Series 2017 B, Ref. RB(f)(g)	5.00%	08/15/2027	10	10,793

New York (State of) Dormitory Authority (Bidding Group 4); Series 2018 C, Ref. RB	4.00%	03/15/2044	11,385	11,217,875

New York (State of) Dormitory Authority (Bidding Group 5); Series 2020 A, Ref. RB	4.00%	03/15/2047	9,000	8,752,617

New York (State of) Dormitory Authority (Catholic Health System Obligated Group);
Series 2012 A, RB	5.00%	07/01/2032	750	657,545

Series 2012 B, RB	5.00%	07/01/2032	240	210,414

Series 2019 A, Ref. RB	4.00%	07/01/2045	750	526,632

New York (State of) Dormitory Authority (Cerebral Palsy Affiliates Pooled Loan Program); Series 2005 A, RB (INS - AGC)(c)	5.00%	07/01/2034	20	20,001

New York (State of) Dormitory Authority (City of New York);
Series 2005 A, RB (INS - AMBAC)(c)	5.50%	05/15/2027	710	771,026

Series 2005 A, RB (INS - AMBAC)(c)	5.50%	05/15/2030	750	864,416

Series 2005 A, RB (INS - AMBAC)(c)	5.50%	05/15/2031	555	650,460

New York (State of) Dormitory Authority (Columbia University); Series 2015, RB	5.00%	10/01/2045	115	134,521

New York (State of) Dormitory Authority (Cornell University); Series 2020 A, Ref. RB	4.00%	07/01/2050	10,000	9,554,771

New York (State of) Dormitory Authority (Educational Housing Services - CUNY Student Housing); Series 2005, RB (INS - AMBAC)(c)	5.25%	07/01/2030	25	26,040

New York (State of) Dormitory Authority (Fashion Institute of Technology Student Housing Corp.); Series 2007, RB (INS - NATL)(c)	5.25%	07/01/2028	935	966,927

New York (State of) Dormitory Authority (Fordham University);
Series 2014, RB	5.00%	07/01/2030	200	201,903

Series 2016 A, Ref. RB	5.00%	07/01/2041	1,200	1,228,525

Series 2017, Ref. RB	5.00%	07/01/2030	650	686,222

Series 2020, RB	4.00%	07/01/2046	12,755	12,353,205

Series 2020, RB	4.00%	07/01/2050	41,360	39,203,932

Series 2021 A, Ref. RB	3.00%	07/01/2038	9,455	7,995,408

New York (State of) Dormitory Authority (General Purpose);
Series 2018 A, RB(j)	4.00%	03/15/2048	21,000	20,362,703

Series 2018 A, Ref. RB	5.25%	03/15/2038	1,500	1,611,548

Series 2019 D, RB(j)	4.00%	02/15/2047	13,575	13,188,909

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Dormitory Authority (Icahn School of Medicine at Mount Sinai);
Series 2015 A, Ref. RB	5.00%	07/01/2034	$150	$151,129

Series 2015 A, Ref. RB	5.00%	07/01/2040	2,800	2,812,657

Series 2015, Ref. RB	5.00%	07/01/2045	1,165	1,167,961

New York (State of) Dormitory Authority (Iona College);
Series 2021 A, RB	5.00%	07/01/2046	500	491,710

Series 2021 A, RB	5.00%	07/01/2051	1,250	1,207,974

New York (State of) Dormitory Authority (Montefiore Obligated Group);
Series 2018 A, Ref. RB	5.00%	08/01/2035	6,695	6,871,727

Series 2018 A, Ref. RB	4.00%	08/01/2036	5,570	5,356,904

Series 2018 A, Ref. RB	4.00%	08/01/2037	2,050	1,955,158

Series 2020 A, Ref. RB	4.00%	09/01/2045	8,205	7,160,268

Series 2020 A, Ref. RB	4.00%	09/01/2050	51,475	43,336,648

New York (State of) Dormitory Authority (Municipal Health Facilities Improvement Program); Series 2006 A, RB (INS - NATL)(c)	4.50%	05/15/2036	30	30,019

New York (State of) Dormitory Authority (New School (The));
Series 2015 A, Ref. RB(f)(g)	5.00%	07/01/2025	145	149,387

Series 2015 A, Ref. RB	5.00%	07/01/2040	1,955	1,972,404

Series 2016 A, Ref. RB	5.00%	07/01/2030	1,545	1,604,445

Series 2016 A, Ref. RB	5.00%	07/01/2035	3,490	3,608,234

Series 2016 A, Ref. RB	5.00%	07/01/2036	2,490	2,564,207

Series 2016 A, Ref. RB	5.00%	07/01/2037	6,535	6,699,485

Series 2016 A, Ref. RB	5.00%	07/01/2041	2,905	2,948,865

Series 2016 A, Ref. RB	4.00%	07/01/2043	5,050	4,630,851

Series 2016 A, Ref. RB	5.00%	07/01/2046	6,330	6,385,799

Series 2022 A, Ref. RB	4.00%	07/01/2052	9,050	7,833,195

New York (State of) Dormitory Authority (New York University);
Series 2001-1, RB (INS - BHAC)(c)	5.50%	07/01/2031	1,070	1,192,815

Series 2021 A, Ref. RB	3.00%	07/01/2041	7,785	6,278,695

New York (State of) Dormitory Authority (Northwell Health Obligated Group); Series 2015 A, Ref. RB	5.00%	05/01/2033	1,515	1,538,076

New York (State of) Dormitory Authority (NYU Hospitals Center); Series 2014, Ref. RB	5.00%	07/01/2036	2,475	2,483,617

New York (State of) Dormitory Authority (Orange Regional Medical Center);
Series 2015, Ref. RB(e)	5.00%	12/01/2045	425	395,847

Series 2017, Ref. RB(e)	5.00%	12/01/2029	3,200	3,170,200

Series 2017, Ref. RB(e)	5.00%	12/01/2030	1,900	1,873,903

Series 2017, Ref. RB(e)	5.00%	12/01/2032	1,200	1,174,039

Series 2017, Ref. RB(e)	5.00%	12/01/2033	1,700	1,657,805

Series 2017, Ref. RB(e)	5.00%	12/01/2035	1,800	1,717,908

Series 2017, Ref. RB(e)	5.00%	12/01/2036	2,800	2,627,261

Series 2017, Ref. RB(e)	5.00%	12/01/2037	6,000	5,552,923

New York (State of) Dormitory Authority (Pace University); Series 2013 A, RB	5.00%	05/01/2029	980	980,529

New York (State of) Dormitory Authority (Pratt Institute);
Series 2016, Ref. RB	5.00%	07/01/2039	500	508,962

Series 2016, Ref. RB	5.00%	07/01/2046	500	505,664

New York (State of) Dormitory Authority (Rochester Institute of Technology); Series 2019 A, RB	5.00%	07/01/2049	5,420	5,629,673

New York (State of) Dormitory Authority (Rockefeller University);
Series 2019 C, Ref. RB	4.00%	07/01/2049	3,500	3,415,770

Series 2020 A, Ref. RB	5.00%	07/01/2053	17,250	18,077,275

Series 2022 A, Ref. RB	4.00%	07/01/2042	3,305	3,272,141

New York (State of) Dormitory Authority (St. John’s University); Series 2015 A, Ref. RB	5.00%	07/01/2034	400	408,074

New York (State of) Dormitory Authority (St. Joseph’s College);
Series 2021, RB	4.00%	07/01/2040	225	194,456

Series 2021, RB	5.00%	07/01/2051	750	689,953

New York (State of) Dormitory Authority (Sustainability Bonds); Series 2023, RB	5.00%	07/01/2053	4,000	4,211,876

New York (State of) Dormitory Authority (United Cerebral Palsy Association);
Series 2017 A, RB(e)	5.50%	12/01/2047	16,140	10,778,491

Series 2017 A-2, RB(e)	5.38%	09/01/2050	25,010	18,002,933

Series 2017 A-2, Ref. RB(e)	5.38%	10/01/2042	7,540	5,540,456

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York (State of) Dormitory Authority (Wagner College);
Series 2022, Ref. RB	5.00%	07/01/2047	$2,000	$1,980,148

Series 2022, Ref. RB	5.00%	07/01/2057	12,000	11,586,602

New York (State of) Dormitory Authority (Yeshiva University); Series 2022 A, Ref. RB	5.00%	07/15/2050	4,000	3,931,605

New York (State of) Housing Finance Agency;
Series 2014 C, RB	4.00%	11/01/2046	7,340	6,638,537

Series 2014 G, RB (CEP - GNMA)	4.00%	05/01/2047	3,080	2,791,097

Series 2015 C, RB	4.15%	05/01/2048	2,295	2,137,762

Series 2020 C, RB (CEP - Federal Housing Administration)	4.20%	11/01/2054	25,590	23,417,350

New York (State of) Housing Finance Agency (Horizons at Wawayanda); Series 2007 A, RB (CEP - FHLMC)(a)	5.15%	11/01/2040	100	100,018

New York (State of) Housing Finance Agency (Sustainability Bonds);
Series 2023 A-1, RB	5.00%	05/01/2063	3,000	3,091,579

Series 2023 B-1, RB	4.90%	11/01/2053	3,750	3,833,533

Series 2023 B-1, RB	4.95%	11/01/2058	4,000	4,085,838

New York (State of) Housing Finance Agency (Tiffany Gardens); Series 2005 A, RB(a)	5.13%	08/15/2037	310	310,110

New York (State of) Mortgage Agency (Social Bonds);
Series 2023 252, RB	4.45%	10/01/2043	1,025	1,047,095

Series 2023 252, RB	4.55%	10/01/2048	1,725	1,698,447

Series 2023 252, RB	4.65%	10/01/2053	1,625	1,630,247

Series 2023-255, RB	4.88%	10/01/2048	2,000	2,003,516

New York (State of) Power Authority (Green Bonds);
Series 2020 A, RB(i)(j)	4.00%	11/15/2060	39,155	37,280,086

Series 2020 A, Ref. RB	4.00%	11/15/2050	13,145	12,832,124

Series 2020 A, Ref. RB	4.00%	11/15/2055	12,475	12,020,579

New York (State of) Power Authority (Green Transmission) (Green Bonds);
Series 2022, RB (INS - AGM)(c)	4.00%	11/15/2061	10,000	9,320,318

Series 2023, RB (INS - AGM)(c)	5.13%	11/15/2058	18,000	19,344,645

New York (State of) Thruway Authority;
Series 2014 J, RB	5.00%	01/01/2034	1,620	1,621,238

Series 2016 A, RB	5.00%	01/01/2051	27,580	27,868,012

Series 2019 B, RB	4.00%	01/01/2045	21,185	20,255,366

Series 2019 B, RB	4.00%	01/01/2050	13,815	12,731,060

Series 2019 B, RB (INS - AGM)(c)	4.00%	01/01/2050	45,000	43,617,024

Series 2020 N, RB	4.00%	01/01/2044	11,465	11,311,101

New York (State of) Thruway Authority (Bidding Group 1); Series 2022 A, Ref. RB	4.00%	03/15/2049	4,200	4,116,977

New York (State of) Thruway Authority (Bidding Group 1) (Green Bonds); Series 2022 C, RB	5.00%	03/15/2055	8,750	9,339,711

New York (State of) Thruway Authority (Bidding Group 2) (Green Bonds); Series 2022 C, RB	4.13%	03/15/2056	3,665	3,598,485

New York (State of) Thruway Authority (Bidding Group 4);
Series 2021 A-1, Ref. RB	4.00%	03/15/2052	8,500	8,266,989

Series 2021 A-1, Ref. RB	4.00%	03/15/2053	15,000	14,547,130

New York (State of) Thruway Authority (Bidding Group 5); Series 2021 A-1, Ref. RB	4.00%	03/15/2059	19,000	18,174,116

New York (State of) Thruway Authority (Green Bonds) (Bidding Group 1); Series 2022 C, RB	5.00%	03/15/2053	10,000	10,689,189

New York (State of) Thruway Authority (Group 1);
Series 2021 O, Ref. RB	4.00%	01/01/2043	11,100	11,034,229

Series 2021 O, Ref. RB	4.00%	01/01/2047	10,155	9,903,792

Series 2021 O, Ref. RB	4.00%	01/01/2049	7,210	6,953,591

New York (State of) Thruway Authority (Group 2); Series 2020 N, RB	4.00%	01/01/2045	5,000	4,902,729

New York (State of) Utility Debt Securitization Authority (Green Bonds);
Series 2022, Ref. RB	5.00%	12/15/2049	7,000	7,584,860

Series 2022, Ref. RB	5.00%	09/15/2052	5,000	5,401,080

Series 2023 TE-2, Ref. RB	5.00%	12/15/2050	10,000	10,933,167

New York City Health and Hospitals Corp.; Series 2021 A, Ref. RB	4.00%	02/15/2048	1,000	951,045

New York City Housing Development Corp.; Series 2014 C-1-A, RB	4.30%	11/01/2047	5,030	4,874,553

New York City Housing Development Corp. (Sustainable Development Bonds); Series 2023, RB	4.80%	02/01/2053	22,140	22,625,661

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York Convention Center Development Corp. (Hotel Unit Fee Secured);
Series 2015, Ref. RB	5.00%	11/15/2040	$8,435	$8,480,586

Series 2015, Ref. RB	5.00%	11/15/2045	8,190	8,231,432

Series 2016 A, RB	5.00%	11/15/2041	4,220	4,260,015

Series 2016 B, RB(d)	0.00%	11/15/2044	3,270	1,105,284

New York Counties Tobacco Trust I;
Series 2000 A, RB	6.50%	06/01/2035	1,180	1,180,575

Series 2000 A, RB	6.63%	06/01/2042	19,215	19,220,511

New York Counties Tobacco Trust II;
Series 2001, RB	5.63%	06/01/2035	335	341,182

Series 2001, RB	5.75%	06/01/2043	8,715	8,876,244

New York Counties Tobacco Trust IV;
Series 2005 D, RB(d)	0.00%	06/01/2050	66,335	13,854,277

Series 2005 E, RB(d)	0.00%	06/01/2055	165,210	12,835,793

Series 2010 A, RB(e)	6.25%	06/01/2041	23,900	23,901,021

New York Counties Tobacco Trust V;
Series 2005 S-1, RB(d)	0.00%	06/01/2038	3,430	1,406,274

Series 2005 S-2, RB(d)	0.00%	06/01/2050	6,770	948,451

Series 2005 S-3, RB(d)	0.00%	06/01/2055	219,195	16,673,462

Series 2005 S4B, RB(d)(e)	0.00%	06/01/2060	715,900	29,948,030

New York Counties Tobacco Trust VI;
Series 2016 A, Ref. RB	6.45%	06/01/2040	3,005	3,049,687

Series 2016 A, Ref. RB	6.00%	06/01/2043	2,290	2,314,156

Series 2016 A-1, Ref. RB	5.75%	06/01/2043	4,000	4,085,694

Series 2016 A-2, Ref. RB	5.00%	06/01/2051	13,875	12,659,712

Series 2016 A-2B, Ref. RB	5.00%	06/01/2045	3,750	3,515,293

Series 2016 B, Ref. RB	5.00%	06/01/2036	1,000	1,017,720

Series 2016 B, Ref. RB	5.00%	06/01/2041	870	875,660

New York Liberty Development Corp. (3 World Trade Center);
Series 2014, Class 1, Ref. RB(e)	5.00%	11/15/2044	1,505	1,466,819

Series 2014, Class 3, Ref. RB(e)	7.25%	11/15/2044	415	417,604

New York Liberty Development Corp. (7 World Trade Center);
Series 2022, Ref. RB	3.13%	09/15/2050	10,000	7,514,948

Series 2022, Ref. RB	3.25%	09/15/2052	7,500	5,427,455

New York Liberty Development Corp. (Goldman Sachs Headquarters);
Series 2005, Ref. RB	5.25%	10/01/2035	76,200	86,248,776

Series 2007, RB	5.50%	10/01/2037	11,445	12,941,482

New York Liberty Development Corp. (Green Bonds);
Series 2021 A, Ref. RB	2.75%	11/15/2041	13,660	10,651,235

Series 2021 A, Ref. RB	2.88%	11/15/2046	21,990	16,305,671

Series 2021 A, Ref. RB	3.00%	11/15/2051	15,000	10,755,477

New York State Environmental Facilities Corp.;
Series 2017, RB	5.00%	06/15/2047	6,090	6,324,692

Series 2023, Ref. RB	5.00%	06/15/2053	6,910	7,431,320

New York State Environmental Facilities Corp. (2010 Master Financing Program) (Green Bonds);
Series 2022 B, RB(j)	5.00%	09/15/2047	20,000	21,555,954

Series 2022 B, RB(j)	5.25%	09/15/2052	18,000	19,698,881

New York State Environmental Facilities Corp. (Casella Waste Systems, Inc.); Series 2020, RB(a)(e)(g)	5.13%	09/03/2030	2,700	2,700,544

New York State Environmental Facilities Corp. (NYC Municipal Water Finance Authority);
Series 2016 A, Ref. RB	5.00%	06/15/2032	1,000	1,048,155

Series 2022, Ref. RB	4.00%	06/15/2047	3,890	3,803,031

New York State Environmental Facilities Corp. (Pooled Financing Program); Series 2005 B, RB(f)	5.50%	04/15/2035	615	742,090

New York State Urban Development Corp.;
Series 2020 A, RB	4.00%	03/15/2045	6,825	6,693,328

Series 2020 A, RB	4.00%	03/15/2049	36,685	35,734,836

Series 2020 C, Ref. RB	4.00%	03/15/2045	16,000	15,691,318

Series 2020, Ref. RB	3.00%	03/15/2040	5,000	4,174,375

Series 2022 A, Ref. RB	5.00%	03/15/2046	11,435	12,296,378

Series 2022 A, Ref. RB	5.00%	03/15/2047	8,565	9,178,768

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
New York State Urban Development Corp. (Bidding Group 2); Series 2021 A, Ref. RB	3.00%	03/15/2041	$16,515	$13,592,572

New York State Urban Development Corp. (Bidding Group 3);
Series 2019 A, Ref. RB	4.00%	03/15/2045	8,625	8,399,001

Series 2021, Ref. RB	4.00%	03/15/2046	28,000	27,222,625

Series 2021, Ref. RB	4.00%	03/15/2047	10,000	9,696,158

New York State Urban Development Corp. (Bidding Group 4);
Series 2020 E, Ref. RB	4.00%	03/15/2042	7,965	7,894,393

Series 2020 E-2, Ref. RB	3.00%	03/15/2040	11,245	9,388,168

New York Transportation Development Corp. (American Airlines, Inc. John F. Kennedy International Airport);
Series 2023, RB (INS - AGM)(a)(c)	5.00%	06/30/2049	5,000	5,037,409

Series 2023, RB(a)	6.00%	06/30/2054	10,000	10,629,649

Series 2023, RB (INS - AGM)(a)(c)	5.13%	06/30/2060	30,000	30,213,963

Series 2023, RB(a)	5.38%	06/30/2060	20,000	20,017,638

New York Transportation Development Corp. (American Airlines, Inc.);
Series 2016, Ref. RB(a)	5.00%	08/01/2026	10,750	10,750,411

Series 2016, Ref. RB(a)	5.00%	08/01/2031	26,165	26,163,250

Series 2021, Ref. RB(a)	2.25%	08/01/2026	3,395	3,216,738

Series 2021, Ref. RB(a)	3.00%	08/01/2031	3,200	2,806,711

New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminals C&D Redevelopment);
Series 2018, RB(a)	5.00%	01/01/2036	7,610	7,663,252

Series 2020, RB(a)	5.00%	10/01/2040	10,000	9,959,340

New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, RB (INS - AGM)(a)(c)	4.00%	07/01/2035	6,255	6,258,049

Series 2016 A, RB (INS - AGM)(a)(c)	4.00%	07/01/2036	8,845	8,832,534

Series 2016 A, RB (INS - AGM)(a)(c)	4.00%	07/01/2037	11,875	11,675,321

Series 2016 A, RB(a)	5.00%	07/01/2041	8,250	8,256,109

Series 2016 A, RB(a)	5.00%	07/01/2046	10,000	9,913,444

Series 2016 A, RB(a)	5.25%	01/01/2050	43,900	43,901,049

Series 2016 A, RB (INS - AGM)(a)(c)	4.00%	01/01/2051	8,900	7,911,850

Series 2016, RB (INS - AGM)(a)(c)	5.00%	07/01/2046	4,990	4,990,517

Series 2023, RB(a)	6.00%	04/01/2035	10,000	10,824,360

Series 2023, RB(a)	5.63%	04/01/2040	15,000	15,576,994

New York Transportation Development Corp. (New York State Thruway); Series 2021, RB(a)	4.00%	10/31/2034	600	590,343

New York Transportation Development Corp. (Terminal 4 JFK International Airport);
Series 2020 A, Ref. RB(a)	5.00%	12/01/2031	1,000	1,063,488

Series 2020 A, Ref. RB(a)	4.00%	12/01/2041	1,380	1,255,579

Series 2020 C, Ref. RB	5.00%	12/01/2033	1,600	1,720,631

Series 2020 C, Ref. RB	5.00%	12/01/2036	1,610	1,702,550

Series 2020, Ref. RB	5.00%	12/01/2032	1,505	1,624,983

Series 2020, Ref. RB	5.00%	12/01/2035	2,000	2,134,109

Series 2020, Ref. RB	5.00%	12/01/2038	3,000	3,139,672

Series 2022, RB(a)	5.00%	12/01/2039	3,000	3,110,761

Series 2022, RB(a)	5.00%	12/01/2041	19,000	19,595,403

Series 2022, RB(a)	5.00%	12/01/2042	5,000	5,130,415

Niagara Area Development Corp. (Catholic Health System, Inc.); Series 2022, RB	5.00%	07/01/2052	6,350	4,865,609

Niagara Area Development Corp. (Covanta); Series 2018 A, Ref. RB(a)(e)	4.75%	11/01/2042	790	635,572

Niagara Frontier Transportation Authority (Buffalo Niagara International Airport);
Series 2014 A, Ref. RB(a)	5.00%	04/01/2029	725	726,105

Series 2019, Ref. RB(a)	5.00%	04/01/2035	780	815,606

Series 2019, Ref. RB(a)	5.00%	04/01/2037	750	773,750

Series 2019, Ref. RB(a)	5.00%	04/01/2039	720	738,677

Niagara Tobacco Asset Securitization Corp.;
Series 2014, Ref. RB	5.25%	05/15/2034	6,645	6,649,650

Series 2014, Ref. RB	5.25%	05/15/2040	275	275,019

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
Oneida County Local Development Corp. (Mohawk Valley Health System);
Series 2019, Ref. RB (INS - AGM)(c)	4.00%	12/01/2038	$860	$824,910

Series 2019, Ref. RB (INS - AGM)(c)	4.00%	12/01/2049	4,920	4,363,339

Series 2021 A, RB (INS - AGM)(c)	4.00%	12/01/2046	1,355	1,225,284

Series 2021 A, RB (INS - AGM)(c)	4.00%	12/01/2051	11,710	10,289,766

Oneida County Local Development Corp. (Utica College);
Series 2019, Ref. RB	5.00%	07/01/2026	100	102,528

Series 2019, Ref. RB	5.00%	07/01/2028	1,050	1,098,089

Series 2019, Ref. RB	5.00%	07/01/2030	1,160	1,217,947

Series 2019, Ref. RB	5.00%	07/01/2031	1,215	1,272,936

Series 2019, Ref. RB	5.00%	07/01/2032	775	810,216

Series 2019, Ref. RB	5.00%	07/01/2033	1,340	1,397,757

Series 2019, Ref. RB	5.00%	07/01/2034	1,410	1,466,225

Series 2019, Ref. RB	4.00%	07/01/2039	760	690,220

Series 2019, Ref. RB	5.00%	07/01/2049	8,270	8,078,832

Onondaga (County of), NY Trust for Cultural Resources (Abby Lane Housing Corp.);
Series 2017, Ref. RB	5.00%	05/01/2033	1,300	1,322,328

Series 2017, Ref. RB	5.00%	05/01/2034	840	852,570

Series 2017, Ref. RB	5.00%	05/01/2037	1,150	1,163,226

Series 2017, Ref. RB	5.00%	05/01/2040	650	654,827

Onondaga (County of), NY Trust for Cultural Resources (Syracuse University);
Series 2019, Ref. RB	4.00%	12/01/2041	5	5,039

Series 2019, Ref. RB	5.00%	12/01/2045	4,580	4,861,019

Series 2019, Ref. RB	4.00%	12/01/2049	14,240	13,916,424

Onondaga Civic Development Corp. (Le Moyne College);
Series 2021, RB	5.00%	07/01/2046	450	451,263

Series 2021, RB	5.00%	07/01/2051	600	593,655

Orange (County of), NY Industrial Development Agency (Cornwall Hospital (The)); Series 2001 B, RB (INS - AGC)(c)	5.38%	12/01/2026	600	600,858

Orange (County of), NY Industrial Development Agency (St. Luke’s Hospital of Newburgh, New York); Series 2001 A, RB (INS - AGC)(c)	5.38%	12/01/2026	1,685	1,687,694

Orange County Funding Corp.; Series 2013, RB	6.50%	01/01/2046	3,955	3,084,868

Orange County Funding Corp. (Mount St. Mary College);
Series 2012 A, RB	5.00%	07/01/2037	1,320	1,320,204

Series 2012 A, RB	5.00%	07/01/2042	1,435	1,426,051

Otsego County Capital Resource Corp. (Hartwick College);
Series 2015 A, Ref. RB	5.00%	10/01/2030	3,205	3,000,095

Series 2015 A, Ref. RB	5.00%	10/01/2035	2,000	1,779,182

Series 2015 A, Ref. RB	5.00%	10/01/2045	8,065	6,356,312

Oyster Bay (Town of), NY;
Series 2018 B, GO Bonds (INS - AGM)(c)	3.25%	02/01/2031	10,805	10,829,013

Series 2018 B, GO Bonds (INS - AGM)(c)	3.25%	02/01/2032	5,000	4,920,788

Poughkeepsie (City of), NY Industrial Development Agency (Eastman & Bixby Redevelopment Co. LLC); Series 2000 A, RB(a)	6.00%	08/01/2032	2,240	2,245,157

Ramapo Local Development Corp.; Series 2013, Ref. RB	5.00%	03/15/2033	2,525	2,524,943

Rensselaer (County of), NY Industrial Development Agency (Franciscan Heights, L.P.); Series 2004 A, IDR (LOC - JPMorgan Chase Bank N.A.)(a)(k)	5.38%	12/01/2036	2,500	2,504,243

Riverhead (City of), NY Industrial Development Agency; Series 2013, RB	7.00%	08/01/2048	1,300	1,302,310

Rockland (County of), NY Solid Waste Management Authority (Green Bonds); Series 2021 A, RB(a)	4.00%	12/15/2051	5,025	4,548,194

Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.75%	08/15/2043	720	731,020

Series 2005 A, RB(d)(e)	0.00%	08/15/2045	3,800	1,080,689

Series 2005 C, RB(d)(e)	0.00%	08/15/2060	25,000	1,604,145

Saratoga County Capital Resource Corp. (Skidmore College);
Series 2018, RB	5.00%	07/01/2048	3,515	3,647,405

Series 2020 A, RB	4.00%	07/01/2050	1,985	1,835,494

Schenectady County Capital Resource Corp. (Union College);
Series 2017, Ref. RB	5.00%	01/01/2047	10,720	10,987,369

Series 2022, Ref. RB	5.25%	07/01/2052	1,000	1,080,920

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
St. Lawrence (County of), NY Industrial Development Agency (Clarkson University);
Series 2021 A, Ref. RB	5.00%	09/01/2035	$150	$158,426

Series 2021 A, Ref. RB	5.00%	09/01/2037	150	155,566

Series 2021 A, Ref. RB	5.00%	09/01/2038	150	154,413

Series 2021 A, Ref. RB	5.00%	09/01/2040	150	153,127

Series 2021, Ref. RB	5.00%	09/01/2035	270	285,167

Series 2021, Ref. RB	5.00%	09/01/2036	105	109,934

Series 2021, Ref. RB	5.00%	09/01/2036	300	314,096

Series 2021, Ref. RB	5.00%	09/01/2037	300	311,132

Series 2021, Ref. RB	5.00%	09/01/2038	225	231,619

Series 2021, Ref. RB	5.00%	09/01/2039	670	686,532

Series 2021, Ref. RB	5.00%	09/01/2039	235	240,798

Series 2021, Ref. RB	5.00%	09/01/2040	250	255,212

Series 2021, Ref. RB	5.00%	09/01/2041	330	335,675

Series 2021, Ref. RB	5.00%	09/01/2041	300	305,159

St. Lawrence (County of), NY Industrial Development Agency (St. Lawrence University);
Series 2016 A, Ref. RB	5.00%	07/01/2036	540	558,016

Series 2022, Ref. RB	5.25%	07/01/2041	440	477,601

Series 2022, Ref. RB	5.25%	07/01/2042	425	460,527

Series 2022, Ref. RB	5.25%	07/01/2047	1,820	1,944,638

Series 2022, Ref. RB	5.25%	07/01/2052	2,500	2,646,715

Suffolk (County of), NY Industrial Development Agency (Alliance of Long Island Agencies, Inc./Adults and Children with Learning and Developmental Disabilities, Inc. Civic Facility); Series 2006 A-D2, RB	6.00%	10/01/2031	200	184,036

Suffolk County Economic Development Corp.; Series 2010 A, RB	7.38%	12/01/2040	3,795	3,254,494

Suffolk County Economic Development Corp. (Catholic Health Services); Series 2014 C, RB	5.00%	07/01/2032	415	416,830

Suffolk County Economic Development Corp. (Family Residences and Essential Enterprises, Inc.); Series 2012 B-A, RB(e)	6.75%	06/01/2027	290	261,839

Suffolk Tobacco Asset Securitization Corp.; Series 2021, Ref. RB	4.00%	06/01/2050	1,875	1,815,395

Sullivan (County of), NY (Adelaar Infratructure);
Series 2016 A-2, RB(e)	5.35%	11/01/2049	40,805	36,517,288

Series 2016 B-2, RB(e)	5.35%	11/01/2049	5,820	5,208,445

Series 2016 C-2, RB(e)	5.35%	11/01/2049	5,750	5,145,801

Series 2016 D-2, RB(e)	5.35%	11/01/2049	3,775	3,378,330

Tompkins County Development Corp. (Tompkins Cortland Community College Foundation, Inc.); Series 2013 A, RB(h)	5.00%	07/01/2032	3,125	1,093,750

Triborough Bridge & Tunnel Authority;
Series 2016 A, Ref. RB	5.00%	11/15/2046	20,500	20,909,801

Series 2017 A, RB	5.00%	11/15/2038	1,015	1,058,856

Series 2018 A, RB	5.00%	11/15/2045	10,000	10,464,253

Series 2021 A-1, Ref. RB	5.00%	05/15/2051	47,685	50,472,708

Series 2022 A, Ref. RB	5.00%	05/15/2057	14,470	15,319,227

Subseries 2021 B-1, Ref. RB	4.00%	05/15/2056	30,800	29,669,760

Triborough Bridge & Tunnel Authority (MTA Brdiges & Tunnels) (Green Bonds); Subseries 2022 D-2, RB	5.50%	05/15/2052	5,350	5,929,067

Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels);
Series 2018 A, RB	4.00%	11/15/2048	13,655	13,362,906

Series 2019 C, RB	4.00%	11/15/2043	21,500	21,295,352

Series 2020 A, RB	5.00%	11/15/2054	4,850	5,117,978

Series 2021 A, RB(j)	5.00%	11/15/2051	10,000	10,604,383

Series 2021 A, RB	5.00%	11/15/2056	16,570	17,520,273

Series 2022 A, RB(j)	5.25%	05/15/2062	30,000	32,378,988

Series 2023 A, RB	4.25%	05/15/2058	20,000	19,510,678

Series 2023 A, RB(j)	4.25%	05/15/2058	10,000	9,755,339

Series 2023 A, RB(j)	5.25%	05/15/2058	10,000	10,869,943

Series 2023 A, RB(j)	4.50%	05/15/2063	40,000	40,187,944

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

New York–(continued)
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	$10,930	$9,703,996

Series 2016 B, Ref. RB	5.00%	06/01/2048	14,195	12,385,208

Series 2017 A, Ref. RB	5.00%	06/01/2036	1,345	1,373,940

Series 2017 A, Ref. RB	5.00%	06/01/2041	16,855	16,908,412

Westchester (County of), NY Industrial Development Agency (Clearview School (The)); Series 2005 B, RB	7.25%	01/01/2035	690	543,587

Westchester (County of), NY Industrial Development Agency (Million Air Two LLC General Aviation Facilities); Series 2017 A, RB(a)(e)	7.00%	06/01/2046	470	411,008

Westchester County Healthcare Corp.; Series 2014 A, RB	5.00%	11/01/2044	3,958	3,805,384

Westchester County Local Development Corp. (Betheal Methodist);
Series 2020 A, Ref. RB	5.00%	07/01/2040	2,235	1,809,876

Series 2020 A, Ref. RB	5.13%	07/01/2055	7,690	5,725,884

Series 2020 B, Ref. RB	5.88%	07/01/2030	4,720	4,210,470

Westchester County Local Development Corp. (Kendal on Hudson);
Series 2022, Ref. RB	5.00%	01/01/2032	500	501,754

Series 2022, Ref. RB	5.00%	01/01/2037	525	515,106

Series 2022, Ref. RB	5.00%	01/01/2041	520	497,526

Series 2022, Ref. RB	4.25%	01/01/2045	1,670	1,378,640

Series 2022, Ref. RB	5.00%	01/01/2051	2,500	2,282,356

Westchester County Local Development Corp. (Purchase Senior Learning Community Inc);
Series 2021, Ref. RB(e)	5.00%	07/01/2046	4,340	3,517,505

Series 2021, Ref. RB(e)	5.00%	07/01/2056	5,000	3,836,633

Westchester County Local Development Corp. (Purchase Senior Learning Community Inc.); Series 2021, Ref. RB(e)	4.50%	07/01/2056	8,200	5,756,311

Westchester County Local Development Corp. (Sarah Lawrence College);
Series 2016 A, Ref. RB	4.00%	06/01/2030	2,165	2,152,778

Series 2016 A, Ref. RB	4.00%	06/01/2031	2,190	2,172,585

Westchester County Local Development Corp. (Wartburg Senior Housing); Series 2015 A, Ref. RB(e)	5.00%	06/01/2030	1,500	1,361,632

Westchester County Local Development Corp. (Westchester Medical Center Obligated Group);
Series 2016, Ref. RB	5.00%	11/01/2046	30,515	27,282,397

Series 2023, RB (INS - AGM)(c)	5.00%	11/01/2047	2,875	2,990,566

Series 2023, RB (INS - AGM)(c)	5.75%	11/01/2049	2,125	2,329,395

Series 2023, RB (INS - AGM)(c)	5.00%	11/01/2051	2,750	2,840,754

Series 2023, RB	6.25%	11/01/2052	2,560	2,835,846

Series 2023, RB (INS - AGM)(c)	5.75%	11/01/2053	1,000	1,100,824

Westchester Tobacco Asset Securitization Corp.;
Series 2016 C, Ref. RB	5.00%	06/01/2045	14,450	14,450,552

Series 2016 C, Ref. RB	5.13%	06/01/2051	1,295	1,304,241

Western Nassau County Water Authority (Green Bonds); Series 2021 A, RB	3.00%	04/01/2039	1,000	838,216

Western Regional Off-Track Betting Corp.; Series 2021, Ref. RB(e)	4.13%	12/01/2041	6,390	4,733,251

Yonkers (City of), NY;
Series 2022 F, GO Bonds (INS - BAM)(c)	5.00%	11/15/2040	1,680	1,831,028

Series 2022 F, GO Bonds (INS - BAM)(c)	5.00%	11/15/2042	1,105	1,191,555

Yonkers Economic Development Corp. (Charter School Education Excellence);
Series 2019 A, RB	5.00%	10/15/2039	420	392,034

Series 2019 A, RB	5.00%	10/15/2049	640	558,676

Series 2019 A, RB	5.00%	10/15/2054	465	398,234

				4,471,092,134

Puerto Rico–8.64%
Children’s Trust Fund;
Series 2002, RB	5.50%	05/15/2039	1,750	1,754,422

Series 2002, RB	5.63%	05/15/2043	2,125	2,149,127

Series 2008 A, RB(d)	0.00%	05/15/2057	633,850	46,844,494

Series 2008 B, RB(d)	0.00%	05/15/2057	574,600	32,189,207

Corp. Para El Financiamiento Publico de Puerto Rico; Series 2011, RB	5.50%	08/01/2031	11,810	310,013

PRHTA Custodial Trust; Series 2022 L, RB	5.25%	12/06/2049	714	543,672

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Puerto Rico–(continued)
Puerto Rico (Commonwealth of);
Series 2021 A, GO Bonds(d)	0.00%	07/01/2024	$434	$423,449

Series 2021 A, GO Bonds(d)	0.00%	07/01/2033	3,424	2,088,879

Series 2021 A-1, GO Bonds	5.38%	07/01/2025	2,963	3,015,731

Series 2021 A-1, GO Bonds	5.63%	07/01/2027	2,936	3,068,966

Series 2021 A-1, GO Bonds	5.63%	07/01/2029	2,889	3,057,601

Series 2021 A-1, GO Bonds	5.75%	07/01/2031	2,806	3,023,218

Series 2021 A-1, GO Bonds	4.00%	07/01/2033	5,543	5,185,087

Series 2021 A-1, GO Bonds	4.00%	07/01/2035	2,391	2,193,179

Series 2021 A-1, GO Bonds	4.00%	07/01/2037	2,053	1,838,924

Series 2021 A-1, GO Bonds	4.00%	07/01/2041	2,791	2,416,692

Subseries 2022, RN	0.00%	11/01/2043	13,216	6,888,941

Subseries 2022, RN	0.00%	11/01/2051	59,950	24,129,949

Subseries 2022, RN	0.00%	11/01/2051	25,655	13,468,881

Subseries 2022, RN	0.00%	11/01/2051	7,378	1,300,365

Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.13%	07/01/2024	4,361	4,399,112

Series 2022 A, Ref. RB(e)	5.00%	07/01/2033	1,000	1,012,009

Series 2022 A, Ref. RB(e)	5.00%	07/01/2037	2,500	2,505,087

Puerto Rico (Commonwealth of) Electric Power Authority; Series 2005 RR, RB (INS - NATL)(c)	5.00%	07/01/2024	510	510,084

Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2022 A, RB	5.00%	07/01/2062	6,067	6,006,018

Series 2022 B, RB(d)	0.00%	07/01/2032	3,942	2,557,422

Series 2022 C, RB(l)	5.00%	07/01/2053	6,744	4,366,738

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority; Series 2000, RB (Acquired 05/26/2000; Cost $698,491)(a)(b)(h)	6.63%	06/01/2026	700	490,000

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University of the Sacred Heart Project);
Series 2012, Ref. RB	5.00%	10/01/2031	590	590,742

Series 2012, Ref. RB	5.00%	10/01/2042	200	200,401

Puerto Rico (Commonwealth of) Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (University Plaza); Series 2000 A, RB (INS - NATL)(c)	5.00%	07/01/2033	4,785	4,673,177

Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB	4.55%	07/01/2040	4,327	4,215,257

Series 2018 A-1, RB(d)	0.00%	07/01/2046	28,000	8,262,601

Series 2018 A-1, RB(d)	0.00%	07/01/2051	50,840	11,060,761

Series 2018 A-1, RB	4.75%	07/01/2053	13,361	12,644,483

Series 2018 A-1, RB	5.00%	07/01/2058	37,456	36,410,221

Series 2019 A-2, RB	4.33%	07/01/2040	16,000	15,184,747

Series 2019 A-2, RB	4.54%	07/01/2053	976	891,954

Series 2019 A-2, RB	4.78%	07/01/2058	13,060	12,303,366

Series 2019 A-2B, RB	4.55%	07/01/2040	1,276	1,243,048

University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2030	7,280	7,014,188

Series 2006 Q, RB	5.00%	06/01/2026	4,555	4,476,767

Series 2006 Q, RB	5.00%	06/01/2030	24,375	23,485,003

Series 2006 Q, RB	5.00%	06/01/2036	67,190	63,660,012

				384,053,995

Northern Mariana Islands–0.16%
Northern Mariana Islands (Commonwealth of); Series 2007 A, Ref. GO Bonds(e)	5.00%	06/01/2030	4,375	3,963,647

Northern Mariana Islands (Commonwealth of) Ports Authority; Series 1998 A, RB(a)	6.25%	03/15/2028	3,415	3,277,847

				7,241,494

Guam–0.13%
Guam (Territory of);
Series 2015 D, Ref. RB	5.00%	11/15/2039	750	750,030

Series 2021 F, Ref. RB	4.00%	01/01/2042	2,880	2,619,233

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Guam–(continued)
Guam (Territory of) Waterworks Authority;
Series 2013, RB (INS - NATL)(c)	5.25%	07/01/2025	$1,735	$1,737,107

Series 2014 A, Ref. RB	5.00%	07/01/2029	325	327,344

Guam Housing Corp.; Series 1998 A, RB (CEP - FHLMC)(a)	5.75%	09/01/2031	285	296,739

				5,730,453

Virgin Islands–0.12%
Virgin Islands (Government of) Port Authority; Series 2014 A, Ref. RB(a)	5.00%	09/01/2029	665	632,356

Virgin Islands (Government of) Public Finance Authority (Federal Highway Grant Anticipation Revenue Loan Note) (Garvee); Series 2015, RB(e)	5.00%	09/01/2033	1,500	1,519,631

Virgin Islands (Government of) Public Finance Authority (Garvee); Series 2015, RB(e)	5.00%	09/01/2030	770	778,728

Virgin Islands (Government of) Public Finance Authority (Virgin Islands Gross Receipts Taxes Loan Note); Series 2012 A, Ref. RB (INS - AGM)(c)	5.00%	10/01/2032	2,275	2,276,238

				5,206,953

TOTAL INVESTMENTS IN SECURITIES(m) –109.64% (Cost $5,054,674,336)				4,873,325,029

FLOATING RATE NOTE OBLIGATIONS–(8.22)%
Notes with interest and fee rates ranging from 3.82% to 3.86% at 11/30/2023 and contractual maturities of collateral ranging from 03/15/2046 to 05/15/2063(n)				(365,565,000)

BORROWINGS–(0.77)%				(34,200,000)

OTHER ASSETS LESS LIABILITIES–(0.65)%				(28,546,373)

NET ASSETS–100.00%				$4,445,013,656

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

Notes to Schedule of Investments:

(a)	Security subject to the alternative minimum tax.
(b)	Restricted security. The aggregate value of these securities at November 30, 2023 was $6,719,584, which represented less than 1% of the Fund’s Net Assets.
(c)	Principal and/or interest payments are secured by the bond insurance company listed.
(d)	Zero coupon bond issued at a discount.
(e)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $301,906,380, which represented 6.79% of the Fund’s Net Assets.

(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $1,971,047, which represented less than 1% of the Fund’s Net Assets.

(i)

Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $69,145,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.

(j)	Underlying security related to TOB Trusts entered into by the Fund.
(k)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(l)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent

Assured Guaranty Municipal Corp.	5.24%

(n)

Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at November 30, 2023. At November 30, 2023, the Fund’s investments with a value of $537,938,208 are held by TOB Trusts and serve as collateral for the $365,565,000 in the floating rate note obligations outstanding at that date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Rochester® New York Municipals Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Municipal Obligations	$–	$4,873,325,029	$–	$4,873,325,029

Other Investments - Assets

Investments Matured	–	875,000	–	875,000

Total Investments	$–	$4,874,200,029	$–	$4,874,200,029

Invesco Rochester® New York Municipals Fund